Form N-CSR Cover	12 Months Ended
Sep. 30, 2025
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Gabelli 787 Fund, Inc.
Entity Central Index Key	0001394166
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025